As filed with the Securities and Exchange Commission on November 20, 2012

Securities Act File No. 333-173276

Investment Company Act of 1940 File No. 811-22542

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 6	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 12	☒

SSgA Active ETF Trust

(Exact Name of Registrant as Specified in Charter)

One Lincoln Street

Boston, Massachusetts 02111

(Address of Principal Executive Offices)

Registrant’s Telephone Number: (866) 787-2257

Ryan M. Louvar, Esq.

State Street Bank and Trust Company

One Lincoln Street/CPH0326

Boston, Massachusetts 02111

(Name and Address of Agent for Service)

Copies to:

W. John McGuire

Bingham McCutchen LLP

2020 K Street NW

Washington, DC 20006

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to Rule 485, paragraph (b)
☐	on pursuant to Rule 485, paragraph (b)
☐	60 days after filing pursuant to Rule 485, paragraph (a)(1)
☐	on pursuant to Rule 485, paragraph (a)(1)
☐	75 days after filing pursuant to Rule 485, paragraph (a)(2)
☐	on pursuant to Rule 485, paragraph (a)(2)
☐	As soon as practicable after the effective date of this registration statement.

SSGA MASTER TRUST HAS ALSO EXECUTED THIS REGISTRATION STATEMENT

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 20th day of November, 2012.

SSgA Active ETF Trust

By:	/s/ Ellen M. Needham*
Ellen M. Needham President

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the registration statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURES	TITLE	DATE

/s/ Bonny E. Boatman*	Trustee	November 20, 2012
Bonny E. Boatman

/s/ Dwight D. Churchill*	Trustee	November 20, 2012
Dwight D. Churchill

/s/ David M. Kelly*	Trustee	November 20, 2012
David M. Kelly

/s/ Frank Nesvet*	Trustee	November 20, 2012
Frank Nesvet

/s/ Carl G. Verboncoeur*	Trustee	November 20, 2012
Carl G. Verboncoeur

/s/ James E. Ross*	Trustee	November 20, 2012
James E. Ross

/s/ Ellen M. Needham*	President and Principal Executive Officer	November 20, 2012
Ellen M. Needham

/s/ Chad C. Hallett	Treasurer and Principal Financial Officer	November 20, 2012
Chad C. Hallett

*By:	/s/ Ryan M. Louvar
Ryan M. Louvar
As Attorney-in-Fact Pursuant to Power of Attorney

SIGNATURES

SSgA Master Trust (the “Trust”), has duly caused this Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A of the SSgA Active ETF Trust (the “Registrant”) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on November 20, 2012.

SSGA MASTER TRUST

By:	/s/ Ellen M. Needham*
Ellen M. Needham President

This Registration Statement on Form N-1A of the Registrant has been signed below by the following persons, solely in the capacities indicated, on November 20, 2012.

SIGNATURE	TITLE

/s/ Bonny E. Boatman*	Trustee
Bonny E. Boatman

/s/ Dwight D. Churchill*	Trustee
Dwight D. Churchill

/s/ David M. Kelly*	Trustee
David M. Kelly

/s/ Frank Nesvet*	Trustee
Frank Nesvet

/s/ Carl G. Verboncoeur*	Trustee
Carl G. Verboncoeur

/s/ James E. Ross*	Trustee
James E. Ross

/s/ Ellen M. Needham*	President and Principal Executive Officer
Ellen M. Needham

/s/ Chad C. Hallett	Treasurer and Principal Financial Officer
Chad C. Hallett

*By:	/s/ Ryan M. Louvar
Ryan M. Louvar
As Attorney-in-Fact Pursuant to Power of Attorney

Exhibit Index

Exhibit No.

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase